CONSOLIDATED STATEMENTS OF CASH FLOWS (Supplemental) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents is represented by:
Cash	$ 50,761	$ 125,587
Cash equivalents	0	50,928
Total cash and cash equivalents	50,761	176,515
Capitalized to mineral property, plant, and equipment
Transfer to inventories	(8,277)	0
Accounts payable and accrued liabilities	3,350	6,611
Depreciation and depletion	1,042	1,388
Loan interest and accretion	1,618	267
Share-based compensation	1,305	1,398
Right-of-use asset recognized	99	256
Interest on lease liabilities	19	9
Change in reclamation and closure provision	$ 1,576	$ 2,713